ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Advertising – 1.1%
Stagwell, Inc.(a)(b)	87,700	$551,633

Aerospace/Defense – 1.0%
Lockheed Martin Corp.	800	483,512

Apparel – 2.8%
Crocs, Inc.(a)(b)	5,600	464,912
On Holding AG, Class A (Switzerland)(b)	11,400	387,828
Tapestry, Inc.	3,750	529,162
Total Apparel		1,381,902

Auto Parts & Equipment – 1.2%
Allison Transmission Holdings, Inc.	4,875	570,667

Banks – 2.6%
First Citizens BancShares, Inc., Class A	223	420,279
JPMorgan Chase & Co.	1,490	438,298
Wells Fargo & Co.	5,181	412,460
Total Banks		1,271,037

Building Materials – 1.0%
Carlisle Cos., Inc.	1,500	500,430

Coal – 1.0%
Hallador Energy Co.(a)(b)	28,600	465,608

Commercial Services – 5.5%
Booz Allen Hamilton Holding Corp.	5,650	440,870
Kforce, Inc.(a)	16,160	472,518
Moody’s Corp.	1,040	453,700
Morningstar, Inc.	2,720	459,816
United Rentals, Inc.	574	418,194
Verisk Analytics, Inc.	2,115	401,321
Total Commercial Services		2,646,419

Computers – 3.8%
Apple, Inc.	1,763	447,432
Fortinet, Inc.(b)	6,000	490,320
KBR, Inc.	12,000	442,320
Science Applications International Corp.	4,900	465,108
Total Computers		1,845,180

Diversified Financial Services – 5.8%
Artisan Partners Asset Management, Inc., Class A(a)	12,300	447,597
Encore Capital Group, Inc.(b)	8,750	613,550
Enova International, Inc.(b)	3,000	407,490
Mastercard, Inc., Class A	850	424,711
SEI Investments Co.	5,871	460,697
Visa, Inc., Class A	1,550	468,472
Total Diversified Financial Services		2,822,517

Electric – 0.9%
Oklo, Inc.(a)(b)	8,680	430,441

Electronics – 1.9%
CTS Corp.	9,900	472,824
Vontier Corp.	13,155	466,608
Total Electronics		939,432

Entertainment – 2.9%
Churchill Downs, Inc.	5,080	456,336
Monarch Casino & Resort, Inc.	5,168	494,061
Investments	Shares	Value
COMMON STOCKS (continued)

Entertainment (continued)
TKO Group Holdings, Inc.	2,250	$453,713
Total Entertainment		1,404,110

Environmental Control – 0.9%
Tetra Tech, Inc.	13,856	417,343

Gas – 1.0%
Southwest Gas Holdings, Inc.	5,530	480,557

Healthcare - Services – 5.1%
DaVita, Inc.(b)	4,270	656,256
Elevance Health, Inc.	1,600	468,400
HCA Healthcare, Inc.	1,022	483,651
Option Care Health, Inc.(a)(b)	15,100	406,492
Universal Health Services, Inc., Class B	2,450	438,477
Total Healthcare - Services		2,453,276

Home Builders – 3.8%
DR Horton, Inc.	3,336	457,766
KB Home	8,600	445,050
PulteGroup, Inc.	3,972	467,147
Toll Brothers, Inc.	3,560	485,833
Total Home Builders		1,855,796

Insurance – 2.9%
Essent Group Ltd.	7,316	427,547
Hartford Insurance Group, Inc. (The)	3,397	459,376
RenaissanceRe Holdings Ltd. (Bermuda)	1,709	507,966
Total Insurance		1,394,889

Internet – 3.7%
Airbnb, Inc., Class A(b)	3,550	448,294
Alphabet, Inc., Class C	1,536	440,617
Booking Holdings, Inc.	99	416,822
Match Group, Inc.	15,100	463,721
Total Internet		1,769,454

Lodging – 3.0%
Hilton Grand Vacations, Inc.(a)(b)	11,000	430,320
Hilton Worldwide Holdings, Inc.	1,658	504,165
Wyndham Hotels & Resorts, Inc.	6,406	520,359
Total Lodging		1,454,844

Machinery - Construction & Mining – 1.1%
Caterpillar, Inc.	741	524,969

Machinery - Diversified – 2.1%
Albany International Corp., Class A	9,400	490,774
Flowserve Corp.	6,900	507,219
Total Machinery - Diversified		997,993

Mining – 0.9%
Coeur Mining, Inc.(b)	24,000	450,480

Miscellaneous Manufacturing – 4.1%
A.O. Smith Corp.(a)	7,138	470,680
Illinois Tool Works, Inc.	1,941	505,223
Parker-Hannifin Corp.	556	497,753
Textron, Inc.	5,700	499,092
Total Miscellaneous Manufacturing		1,972,748

Oil & Gas – 10.9%
Chevron Corp.	2,320	480,008
CNX Resources Corp.(a)(b)	13,000	501,150

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
ConocoPhillips	4,185	$552,420
Devon Energy Corp.	10,181	512,308
Exxon Mobil Corp.	3,638	617,223
Magnolia Oil & Gas Corp., Class A	15,360	484,915
Marathon Petroleum Corp.	2,350	573,823
Talos Energy, Inc.(b)	30,830	485,881
Valaris Ltd.(a)(b)	5,740	562,750
Valero Energy Corp.	1,980	489,218
Total Oil & Gas		5,259,696

Oil & Gas Services – 1.3%
TechnipFMC PLC (United Kingdom)	9,051	625,696

Pharmaceuticals – 2.0%
Dexcom, Inc.(b)	7,240	454,672
McKesson Corp.	570	493,255
Total Pharmaceuticals		947,927

REITS – 0.9%
JBG SMITH Properties(a)	29,700	433,917

Retail – 5.9%
CarMax, Inc.(b)	11,400	474,012
Chipotle Mexican Grill, Inc.(b)	13,000	416,130
Domino’s Pizza, Inc.	1,150	412,608
McDonald’s Corp.	1,540	478,617
Murphy USA, Inc.	1,201	593,258
O’Reilly Automotive, Inc.(b)	5,300	489,243
Total Retail		2,863,868

Semiconductors – 7.4%
Applied Materials, Inc.	1,562	533,876
KLA Corp.	386	568,350
Lam Research Corp.	2,263	483,513
Marvell Technology, Inc.	5,160	511,098
NVIDIA Corp.	2,730	476,112
ON Semiconductor Corp.(b)	8,900	551,088
QUALCOMM, Inc.	3,589	462,191
Total Semiconductors		3,586,228

Software – 5.5%
Adobe, Inc.(b)	1,900	461,852
Autodesk, Inc.(b)	1,750	418,950
Dropbox, Inc., Class A(b)	19,000	431,680
Microsoft Corp.	1,184	438,281
MSCI, Inc.	830	447,379
Salesforce, Inc.	2,430	453,608
Total Software		2,651,750

Telecommunications – 1.2%
Iridium Communications, Inc.	20,296	563,011

Transportation – 3.3%
Expeditors International of Washington, Inc.	3,240	464,065
FLEX LNG Ltd. (Norway)(a)(b)	18,700	555,577
Old Dominion Freight Line, Inc.	3,038	593,625
Total Transportation		1,613,267
Investments	Shares	Value
COMMON STOCKS (continued)

Water – 1.0%
American Water Works Co., Inc.	3,540	$481,759

Total Common Stocks (Cost $45,997,411)		48,112,356

MONEY MARKET FUNDS – 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c)	68,186	68,186
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.29%(c)(d)	737,643	737,643
Total Money Market Funds (Cost $805,829)		805,829

Total Investments – 101.2% (Cost $46,803,240)		48,918,185
Liabilities in Excess of Other Assets – (1.2%)		(557,522)
Net Assets – 100.0%		$48,360,663

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $10,189,162; the aggregate market value of the collateral held by the fund is $9,562,841. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,825,198.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of March 31, 2026.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$48,112,356	$–	$–	$48,112,356
Money Market Funds	805,829	–	–	805,829
Total	$48,918,185	$–	$–	$48,918,185

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Advertising	1.1%
Aerospace/Defense	1.0
Apparel	2.8
Auto Parts & Equipment	1.2
Banks	2.6
Building Materials	1.0
Coal	1.0
Commercial Services	5.5
Computers	3.8
Diversified Financial Services	5.8
Electric	0.9
Electronics	1.9
Entertainment	2.9
Environmental Control	0.9
Gas	1.0
Healthcare - Services	5.1
Home Builders	3.8
Insurance	2.9
Internet	3.7
Lodging	3.0
Machinery - Construction & Mining	1.1
Machinery - Diversified	2.1
Mining	0.9
Miscellaneous Manufacturing	4.1
Oil & Gas	10.9
Oil & Gas Services	1.3
Pharmaceuticals	2.0
REITS	0.9
Retail	5.9
Semiconductors	7.4
Software	5.5
Telecommunications	1.2
Transportation	3.3
Water	1.0
Money Market Funds	1.7
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%